Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts Receivable
December 31 (millions of Canadian dollars)	2014	2013
Accounts receivable – billed	496	268
Accounts receivable – unbilled	586	691

Accounts receivable, gross	1,082	959
Allowance for doubtful accounts	(66)	(36)

Accounts receivable, net	1,016	923

Schedule of Allowance for Doubtful Accounts

The following table shows the movements in the allowance for doubtful accounts for the years ended December 31, 2014 and 2013:

Year ended December 31 (millions of Canadian dollars)	2014	2013
Allowance for doubtful accounts – January 1	(36)	(23)
Write-offs	24	24
Additions to allowance for doubtful accounts	(54)	(37)

Allowance for doubtful accounts – December 31	(66)	(36)